USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS	12 Months Ended
Jun. 30, 2020
USE OF ACCOUNTING ASSUMPTIONS, ESTIMATES AND JUDGEMENTS
Use of accounting assumptions, estimates and judgements

The preparation of the consolidated financial statements requires management to make accounting assumptions, estimates and judgements that affect the application of the Group's accounting policies and reported amounts of assets and liabilities, income and expenses.

Accounting assumptions, estimates and judgements are reviewed on an ongoing basis. Revisions to reported amounts are recognised in the period in which the revision is made and in any future periods affected. Actual results may differ from these estimates.

Information about assumptions and estimates in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:

NOTE 9 PROPERTY, PLANT AND EQUIPMENT

NOTE 11 PROVISION FOR ENVIRONMENTAL REHABILITATION

NOTE 18 INCOME TAX

NOTE 24 PAYMENTS MADE UNDER PROTEST

NOTE 25 OTHER INVESTMENTS

Information about significant judgements in applying accounting policies that have the most significant effect on the amounts recognised in the consolidated financial statements are included in the notes:

NOTE 24 PAYMENTS MADE UNDER PROTEST

NOTE 26 CONTINGENCIES